As filed with the Securities and Exchange Commission on January 27, 2003


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 125


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 127


                                   FORUM FUNDS

                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:
                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

[X]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (b)(1)
[ ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: Institutional and A Shares of Brown Advisory International Fund.

                                    LOGO: [B]

                                   PROSPECTUS


                                February 1, 2003


                        BROWN ADVISORY INTERNATIONAL FUND


                              Institutional Shares
                                    A Shares


THE FUND SEEKS MAXIMUM LONG-TERM TOTAL RETURN CONSISTENT WITH REASONABLE RISK TO PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
       COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        [B]
                                                               TABLE OF CONTENTS
BROWN ADVISORY


        RISK/RETURN SUMMARY                                                    2

                Investment Objective                                           2
                Principal Investment Strategies                                2
                Principal Risks of Investing in the Fund                       3

        PERFORMANCE                                                            6

        FEE TABLE                                                              7

        MANAGEMENT                                                             9


        YOUR ACCOUNT                                                          12
                 How to Contact the Fund                                      12
                 General Information                                          12
                 Buying Shares                                                13
                 Selling Shares                                               17
                 Choosing a Share Class                                       20
                 Exchange Privileges                                          22

        RETIREMENT ACCOUNTS                                                   24

        OTHER INFORMATION                                                     25

        FINANCIAL HIGHLIGHTS                                                  26

                                                                       [B]
RISK/RETURN SUMMARY
                                                                  BROWN ADVISORY

[MARGIN CALLOUT BOX: CONCEPTS TO UNDERSTAND


COMMON STOCK means an equity or ownership interest in a company.

EMERGING OR DEVELOPING MARKETS means generally countries other than Canada or those countries included in the Morgan Stanley Capital International Eafe Index ("EAFE Index"). Currently, the countries included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

UNDERVALUED COMPANY is a company that the Sub-Adviser believes is undervalued because the price of its common stock is inexpensive relative to its estimated earnings and/or dividend-paying ability over the long-term.]


This  Prospectus  offers   Institutional  Shares  and  A  Shares  of  the  Fund.
Institutional Shares are designed for institutional clients. A Shares are designed for retail investors.

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term total return consistent with reasonable risk to principal.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its total assets in common stocks of companies located outside of the United States. The Fund expects to diversify its investments across companies located in a number of foreign countries including, but not limited to, Japan, the United Kingdom, Germany, France, Italy, Spain, Switzerland, the Netherlands, Norway, Sweden, Australia, Hong Kong and Singapore. The Fund may also invest in emerging or developing markets. Under normal circumstances, the Fund will invest at least 65% of its total assets in the securities of companies based in at least three different countries other than the United States. The Fund does not currently intend to concentrate its investments in the securities of companies located in any one country.

The Fund also intends to invest primarily in the common stocks of undervalued companies.

THE SUB-ADVISER'S PROCESS - PURCHASING PORTFOLIO SECURITIES Philadelphia International Advisors LP (the "Sub-Adviser"), the Fund's investment sub-adviser, subject to oversight of Brown Investment Advisory Incorporated (the "Adviser"), the Fund's investment adviser, selects stocks to purchase on behalf of the Fund by evaluating information available regarding individual countries and companies. Countries in which the Fund will invest are selected by evaluating a number of factors including, but not limited to, a country's valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth and government policies. Company selection is primarily determined by evaluating a company's growth outlook and market valuation based on price-to-earnings ratios, dividend yields and other operating and financial conditions.

     [B]

BROWN ADVISORY

THE ADVISER'S PROCESS - SELLING PORTFOLIO SECURITIES The Sub-Adviser, subject to the Adviser's oversight, monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Sub-Adviser may sell a stock if:

     o It subsequently fails to meet the Sub-Adviser's initial investment criteria
     o A more attractively priced company is found or if funds are needed for other purposes
     o It becomes overvalued relative to the long-term expectation for the stock price


TEMPORARY DEFENSIVE POSITION MEASURES In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest in short-term instruments such as money market securities (including commercial paper, certificates of deposit, banker's acceptances and time deposits), U.S. government securities and repurchase agreements. A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

PRINCIPAL RISKS OF INVESTING IN THE FUND


GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of a security's value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not, by itself, a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is subject to the following additional risks:

     o The market may not recognize what the Sub-Adviser believes to be the true value of the stocks held for an unexpectedly long time

                                                                       [B]

                                                                  BROWN ADVISORY
     o The earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline

     o The smaller a company's market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a small or medium capitalization company may be greater than that of a large capitalization company

     o The Adviser's judgment as to the growth potential or value of a stock may prove to be wrong

     o A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities

RISKS OF FOREIGN SECURITIES Because the Fund invests in foreign securities, an investment in the Fund may have the following additional risks:

     o Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets


     o Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities

     o Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar

     o Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies

     o Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems

     [B]

BROWN ADVISORY


     o Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.

     o Dividends payable on the foreign securities contained in the Fund's portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund' shareholders


RISKS OF EMERGING MARKETS Because investing in emerging markets can have more risk than investing in developed foreign markets, an investment in the Fund may have the following additional risks:

     o Information about the companies in these countries is not always readily available

     o Stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets

     o Greater political and economic uncertainties exist in emerging markets than in developed foreign markets

     o The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries

     o Very high inflation rates may exist in emerging markets and could negatively impact a country's economy and securities markets

     o Emerging markets may impose restrictions on the Fund's ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund

     o Certain emerging markets impose constraints on currency exchange and some currencies in emerging may have been devalued significantly against the U.S. dollar

     o Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies. As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could effect the value of the Fund's investments

     o Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies

                                                                       [B]

                                                                  BROWN ADVISORY

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in the Fund. As a result, an investment in the Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal
     o    Are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if you:
     o    Cannot tolerate the risks of global investments
     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE

Performance information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

     [B]
                                                                       FEE TABLE
BROWN ADVISORY

The following tables describe the various fees and expenses that you will pay if you invest in the Fund. Shareholder fees are charges you pay when buying, selling or exchanging shares of the Fund. Operating expenses, which include fees of the Adviser, are paid out of the Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.


SHAREHOLDER FEES                                     INSTITUTIONAL       A
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES         SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)                  None          5.50%
Maximum Sales Charge (Load) Imposed on Reinvested
Distributions                                            None           None
Maximum Deferred Sales Charge (Load)                     None           None(2)
Redemption Fee                                          1.00%(1)        None
Exchange Fee                                            1.00%(1)        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND                INSTITUTIONAL       A
ASSETS)                                                 SHARES         SHARES
Management Fees                                          1.00%         1.00%
Distribution (12b-1) Fees                                0.00%         0.25%
Other Expenses                                           0.37%         0.97%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                  1.37%         2.22%
Waivers and Reimbursements(4)                            0.12%         0.72%
NET ANNUAL FUND OPERATING EXPENSES(4)                    1.25%         1.50%

(1) Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% fee.
(2) A contingent deferred sales charge of up to 1% will be charged on purchases of $1 million or more that are liquidated in whole or in part within twenty-four months of purchase.
(3) Based on annualized estimated amounts for the Fund's fiscal year ended December 31, 2003.
(4) Based on contractual fee waivers and expense reimbursements that may decrease after December 31, 2003.

                                                                       [B]

                                                                  BROWN ADVISORY

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, you pay the applicable maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's Total and Net Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        INSTITUTIONAL            A
                                           SHARES              SHARES

1 YEAR                                      $127               $  694
3 YEARS                                     $409               $1,071

     [B]
                                                                      MANAGEMENT
BROWN ADVISORY

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER AND SUB-ADVISER

The Fund's Adviser is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. The Adviser is a fully owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Capital Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998. Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name Alex. Brown Capital Advisory & Trust Company. The Adviser and its affiliates have provided investment advisory and management services to clients for over 8 years. As of December 31, 2002, the Adviser and its affiliates had approximately $3.7 billion of assets under management. The Adviser receives an advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund.

Subject to the direction of the Trust's Board and the overall supervision and control of the Adviser, Philadelphia International Advisors LP, One Liberty Place, 1650 Market Street, Philadelphia, Pennsylvania 19103, the Sub-Adviser, makes decisions regarding the investment and reinvestment of the Fund's assets. The Sub-Adviser is a limited partnership founded in 2001 to provide investment advisory services for those seeking international equity investments. For advisory services provided to the Fund, the Sub-Adviser receives an advisory fee from the Adviser at an annual rate of 0.40% of the Fund's average daily net assets. As of December 31, 2002, the Sub-Adviser has approximately $2.2 billion of assets under management.

                                                                       [B]

                                                                  BROWN ADVISORY

PORTFOLIO MANAGER

ANDREW B. WILLIAMS, President and Chief Executive Officer and Chief Investment Officer of the Sub-Adviser, is responsible for the day-to day management of the Fund's assets. Mr. Williams has been employed by the Sub-Adviser since January 1, 2002. From May 1985 through December 31, 2001, Mr. Williams was employed by The Glenmede Trust Company and Glenmede Advisers, Inc., Glenmede Trust's wholly owned subsidiary, as a portfolio manager.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of December 31, 2002, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $116 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.

     [B]

BROWN ADVISORY

FUND EXPENSES

The Fund pays for its own expenses. Expenses of each share class include that class' own expenses as well as Trust expenses that are allocated between the Fund, its classes of shares and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

The Adviser has contractually undertaken to waive its fee and reimburse certain Fund expenses in order to limit the total expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Shares to 1.25% or less of that class' average daily net assets and 1.50% or less of the average daily net assets of A Shares through December 31, 2003.

                                                                       [B]
YOUR ACCOUNT
                                                                  BROWN ADVISORY

[MARGIN CALLOUT BOX: HOW TO CONTACT THE FUND

WRITE TO US AT:
  Brown Advisory Funds
  P.O. Box 446
  Portland, Maine 04112

OVERNIGHT ADDRESS:
  Brown Advisory Funds
  Two Portland Square
  Portland, Maine 04101

TELEPHONE US AT:
  (800) 540-6807 (toll free)
  or (207) 879-0001

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
  Deutsche Bank Trust
  Company Americas
  New York, New York
  ABA #021001033

FOR CREDIT TO:
  Forum Shareholder
  Services, LLC
  Account # 01-465-547
  Brown Advisory
  International Fund
  (Fund Class)
  (Your Name)
  (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


You may purchase or sell (redeem) Institutional Shares and A Shares at the net asset value of a share ("NAV") next calculated plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 13 through 24). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process shareholder orders and calculates an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency. The NAV of each Fund class is determined by taking the market value of the class' total assets, subtracting the class' liabilities and then dividing the result (net

     [B]

BROWN ADVISORY

assets) by the number of outstanding shares of the class. Since the Fund invests in securities that may trade on foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days that shareholders will not be able to purchase or redeem Fund shares. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check). The Fund does not accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Brown Advisory Funds" or to one or more owners of the account and endorsed to "Brown Advisory Funds." For all other accounts, the check must be made payable on its face to "Brown Advisory Funds."


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

                                                                       [B]

                                                                  BROWN ADVISORY

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                        MINIMUM        MINIMUM
                                                        INITIAL       ADDITIONAL
                                                       INVESTMENT     INVESTMENT


INSTITUTIONAL SHARES
     Standard Accounts                                    $5,000          $100
     Traditional and Roth IRA Accounts                    $2,000          $100
     Accounts with Systematic Investment Plans            $2,000          $100

A SHARES
     Standard Accounts                                    $2,000          $100
     Traditional and Roth IRA Accounts                    $1,000          $  0
     Accounts with Systematic Investment Plans            $  250          $100
     Qualified Retirement Plans                           $    0          $  0

     [B]

BROWN ADVISORY

ACCOUNT REQUIREMENTS

        TYPE OF ACCOUNT                               REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP         o  Instructions must be signed by
AND JOINT ACCOUNTS                         all persons required to sign
Individual accounts are owned by           exactly as their names appear on
one person, as are sole                    the account
proprietorship accounts. Joint
accounts have two or more owners
(tenants)

GIFTS OR TRANSFERS TO A MINOR           o  Depending on state laws, you
(UGMA, UTMA)                               can set up a custodial account
These custodial accounts provide a         under the UGMA or the
way to give money to a child and           UTMA
obtain tax benefits                     o  The custodian must sign
                                           instructions in a manner
                                           indicating custodial capacity

BUSINESS ENTITIES                       o  Submit a secretary's (or similar)
                                           certificate covering incumbency
                                           and authority

TRUSTS                                  o  The trust must be established
                                           before an account can be
                                           opened
                                        o  Provide the first and signature
                                           pages from the trust document
                                           identifying the trustees

                                                                       [B]

                                                                  BROWN ADVISORY

INVESTMENT PROCEDURES

      HOW TO OPEN AN ACCOUNT                 HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                BY CHECK
o  Call or write us for an account      o  Fill out an investment slip from
   application                             a confirmation or write us a
o  Complete the application                letter
o  Mail us your application (and        o  Write your account number on
   other required documents) and a         your check
   check                                o  Mail us the slip (or your letter)
                                           and the check

BY WIRE                                 BY WIRE
o  Call or write us for an account      o  Call to notify us of your
   application                             incoming wire
o  Complete the application (and        o  Instruct your financial institution
   other required documents)               to wire your money to us
o  Call us to fax the completed
   application (and other required
   documents) and we will assign
   you an account number
o  Mail us your original application
   (and other required documents)
o  Instruct your financial institution
   to wire your money to us

BY ACH PAYMENT                          BY SYSTEMATIC INVESTMENT
o  Call or write us for an account      o  Complete the systematic
   application                             investment section of the
o  Complete the application (and           application
   other required documents)            o  Attach a voided check to your
o  Call us to fax the completed            application
   application (and other required      o  Mail us the completed
   documents) and we will assign           application and voided check
   you an account number                o  We will electronically debit your
o  Mail us your original application       purchase proceeds from the
   (and other required documents)          financial institution account
o  We will electronically debit your       identified on your account
   purchase proceeds from the              application
   financial institution account
   identified on your account
   application

     [B]

BROWN ADVISORY

SYSTEMATIC INVESTMENTS You may invest a specified amount of money once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

                                                                       [B]

                                                                  BROWN ADVISORY

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name and class
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o  Complete the systematic withdrawal section of the application
o  Attach a voided check to your application
o  Mail us the completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

     [B]

BROWN ADVISORY

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:
     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $1,000 with respect to Institutional Shares or $500 with respect to A Shares (excluding Qualified Retirement Accounts), the Fund may ask you to increase your balance. If the account value is still below $1,000 for Institutional Shares

                                                                       [B]

                                                                  BROWN ADVISORY

and $500 for A Shares (excluding Qualified Retirement Accounts) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts. The Fund will not assess the applicable redemption fee on A Shares involuntarily redeemed due to low account balances.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

CHOOSING A SHARE CLASS

This Prospectus offers two classes of the Fund. The following is a summary of the differences between the various classes:

----------------------------------------- --------------------------------------
            INSTITUTIONAL SHARES                           A SHARES
----------------------------------------- --------------------------------------
 o  Designed for institutional clients.    o  Designed for retail investors.
 o  No initial or deferred sales           o  Maximum initial sales charge of
    charges.                                  5.50%.
 o  Lower expense ratio than               o  Contingent deferred sales charge
    A Shares due to no Rule 12b-1             of 1% on purchases of
    distribution fees.                        $1 million or more liquidated in
 o  Redemption fee of 1.00% if                whole or in part within twenty-
    shares liquidated within                  four months.
    180 days of their purchase.            o  Higher expense ratio than
                                              Institutional Shares due to
                                              Rule 12b-1 distribution fees.
----------------------------------------- --------------------------------------

Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge

     [B]

BROWN ADVISORY

structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Tables and Sales Charge Schedules applicable to each class before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.


REDEMPTION FEE If you redeem Institutional Shares within 180 days of purchase, you will be charged a 1.00% redemption fee. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, the Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the fee at any time.


SALES CHARGE SCHEDULE - A SHARES An initial sales charge is assessed on purchases of A Shares as follows:

                         SALES CHARGE (LOAD) AS % OF:
                             PUBLIC         NET ASSET
AMOUNT OF PURCHASE       OFFERING PRICE      VALUE(1)       REALLOWANCE %
$0 to $49,999                5.50%            5.82%             5.00%
$50,000 to $99,999           4.50%            4.71%             4.00%
$100,000 to $249,999         3.50%            3.68%             3.00%
$250,000 to $499,999         2.50%            2.56%             2.25%
$500,000 to $999,999         2.00%            2.04%             1.75%
$1,000,000 and up(2)         0.00%            0.00%             0.00%

(1)  Rounded to the nearest one-hundredth percent.

(2) No initial sales charge applies on purchases of $1 million or more. A contingent deferred sales charge of up to 1% will be charged on purchases of $1 million or more that are liquidated in while or in part within twenty-four months of purchase.

The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

                                                                       [B]

                                                                  BROWN ADVISORY

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

CONTINGENT DEFERRED SALES CHARGE - A SHARES A CDSC is assessed on redemptions of A Shares that are part of a purchase of $1 million or more and are redeemed within twenty-four months of purchase. The distributor pays a sales commission of 1.00% of the offering price of Class A shares to brokers that initiate and are responsible for purchases of $1 million or more.

REDUCED SALES CHARGES You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. Please see the SAI for further information.

RULE 12B-1 AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of A Shares for distribution services and the servicing of shareholder accounts. Because A Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to A Shares.

EXCHANGE PRIVILEGES


You may exchange Institutional Shares and A Shares for Institutional Shares and A Shares, respectively, of any other Trust series managed by the Adviser. You may also exchange your shares for shares of certain series and classes of the Trust's money market funds. For a list of other funds available for exchange, you may call the Transfer Agent. Not all funds or classes available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding funds and classes availability for exchange in your

     [B]

BROWN ADVISORY

state. An exchange is a sale and purchase of shares and may have tax consequences.

If you exchange Institutional Shares within 180 days of purchase, you will be charged a 1.00% redemption fee. To calculate redemption fees, the Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange will be compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the fee at any time.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


                                 HOW TO EXCHANGE

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The names of each fund (and class) you are exchanging
   o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee, if required
o  Mail us your request and documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o Exact name(s) in which account is registered
   o Additional form of identification

                                                                       [B]

                                                                  BROWN ADVISORY

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

     [B]
                                                               OTHER INFORMATION
BROWN ADVISORY

DISTRIBUTIONS

The Fund distributes its net investment income at least quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be subject to any Federal income or excise taxes on its net investment income (including short-term capital gains) and net long-term capital gains.

The Fund's distributions of its net investment income (including short-term capital gains) are taxable to you as ordinary income. The Fund's distributions of its net long-term capital gain income are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Generally, the Fund's distributions will consist primarily of capital gain. Distributions may also be subject to certain state and local taxes.

The Fund's distribution of net income generated by investment in foreign securities may be subject to foreign income or other taxes.

If you buy shares of a Fund just before the Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.

                                                                       [B]

                                                                  BROWN ADVISORY

Your sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be a capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term if you held the Fund shares for more than one year at the time of the sale or exchange.

A Fund will send you information about the income tax status of the Fund's distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

     [B]

BROWN ADVISORY

NOTES

                                                                       [B]

                                                                  BROWN ADVISORY

NOTES

                                       [B]

                                 BROWN ADVISORY

                       BROWN ADVISORY INTERNATIONAL FUND

FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund's investments will be available in the Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus and is legally part of this Prospectus.


                               CONTACTING THE FUND

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                              Brown Advisory Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                           (800) 540-6807 (toll free)


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov


Free copies of the reports and SAI are available from the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023

FORUM                                   STATEMENT OF ADDITIONAL INFORMATION
FUNDS                                   ----------------------------------------
                                        February 1, 2003


INVESTMENT ADVISER:                     BROWN ADVISORY INTERNATIONAL FUND

Brown Investment Advisory
Incorporated
901 S. Bond Street
Suite 400
Baltimore, Maryland  21231

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 805-8258
(207) 879-0001



This Statement of Additional Information ("SAI") supplements the Prospectus dated February 1, 2003, as may be amended from time to time, offering Institutional Shares and A Shares of Brown Advisory International Fund, a series of Forum Funds, a registered, open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



GLOSSARY.......................................................................1

INVESTMENT POLICIES AND RISKS..................................................2

INVESTMENT LIMITATIONS.........................................................8

PERFORMANCE DATA AND ADVERTISING..............................................10

MANAGEMENT....................................................................13

PORTFOLIO TRANSACTIONS........................................................22

PURCHASE AND REDEMPTION INFORMATION...........................................25

TAXATION......................................................................27

OTHER MATTERS.................................................................32

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...............................A-1

APPENDIX B - MISCELLANEOUS TABLES............................................B-1

APPENDIX C - PERFORMANCE DATA................................................C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

          "Adviser" means Brown Investment Advisory Incorporated.

          "Board" means the Board of Trustees of the Trust.

          "CFTC" means Commodities Future Trading Commission.

          "Code" means the Internal Revenue Code of 1986, as amended.

          "Custodian" means the custodian of the Fund's assets.

          "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

          "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

          "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

          "Fitch" means Fitch Ratings

          "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

          "Fund" means Brown Advisory International Fund.

          "IRS" means Internal Revenue Service.

          "Moody's" means Moody's Investors Service.

          "NAV" means net asset value per share.

          "NRSRO" means a nationally recognized statistical rating organization.

          "SAI" means Statement of Additional Information.

          "SEC" means the U.S. Securities and Exchange Commission.


          "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.


          "Sub-Adviser" means Philadelphia International Advisors LP.

          "Trust" means Forum Funds.

          "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          "1933 Act" means the Securities Act of 1933, as amended.

          "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------


The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.


1.       EQUITY SECURITIES

A.       COMMON STOCK

GENERAL. The Fund may invest in the common stock of companies located outside the United States. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.


RISKS. The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.


B.       DEPOSITARY RECEIPTS


GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of the Fund's investment policies, the Fund's investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.


RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.       CONVERTIBLE SECURITIES

GENERAL. The Fund may invest in U.S. or foreign securities convertible into foreign common stock. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

D.       FOREIGN SECURITIES RISKS

Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

2.       INVESTMENT COMPANY SECURITIES

A.       OPEN-END AND CLOSED-END INVESTMENT COMPANIES


GENERAL. The Fund may invest in shares of closed-end investment companies that invest chiefly in shares of companies located outside the United States. In order to manage its cash position, the Fund may also invest in shares of other open-end and closed-end investment companies that invest in U.S. Government Securities. The Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act.


RISKS. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities -Foreign Securities Risks" above.

3.       FIXED INCOME SECURITIES

A.       U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

B.       OTHER FIXED INCOME SECURITIES

The Fund many invest in short-term money market instruments issued in the United States or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers' acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody's or in similar other money market securities. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's performance.

The Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

C.       RISKS

GENERAL. Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity. Finally, the issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its fixed income securities may become impaired.

INTEREST RATE RISK. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity. Finally, issuers may prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

CREDIT RISK. The financial condition of an issuer of a security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall. To limit credit risk, the Fund limits its fixed income investments to short-term money market securities, including commercial paper rated in the highest short-term rating category the Fund generally buys debt securities that are rated in the top four long-term ratings categories by Moody's and S&P, and high quality (rated in the two highest ratings categories by an NRSRO) fixed income securities.

Moody's, Standard & Poor's and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix B. The Sub-Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Sub-Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

FOREIGN SECURITIES RISKS. To the extent that the Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities - Foreign Securities Risks" above.

4.       FOREIGN CURRENCIES TRANSACTIONS

A.       GENERAL

Investments in foreign companies will usually involve currencies of foreign countries. The Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. The Fund may conduct foreign currency exchange transactions either on a cash basis at the rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Forward contracts are considered "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

The Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

B.       RISKS

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Sub-Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

5.       LEVERAGE

A.       GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

B.       BORROWING

The Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes and then not in excess of 10% of its total assets at the time or borrowing. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to this limitation. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

C.       SECURITIES LENDING AND REPURCHASE AGREEMENTS

The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

Repurchase agreements are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

D.       WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Fund may purchase securities offered on a "when-issued" and "forward commitment" basis (including a delayed delivery basis). Securities purchased on a "when-issued" or "forward commitment basis" are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a "delayed delivery" basis when the transaction is structured to occur some time in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.

E.       RISKS

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund's securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

6.       TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

7.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

1.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

A.       BORROWING MONEY

Borrow money except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of borrowing (entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed settlement or forward delivery basis are not subject to this limitation).

B.       CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: investments in U.S. Government Securities and on repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

C.       DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

D.       UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

E.       MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

F.       PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

G.       PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

H.       ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

2.       NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

A.       SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

B.       SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

C.       ILLIQUID SECURITIES

Invest more than 10% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

D.       PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

E.       OPTIONS AND FUTURES CONTRACTS

Invest in options contracts regulated by the CFTC except for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC; and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

The Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called "short positions"); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will not buy call options with a value exceeding 5% of the Fund's total assets.

F.       EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

1.       PERFORMANCE DATA

The Fund or class thereof may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

The Fund or class thereof may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Smith Barney Indices, the Lehman Bond Indices, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund or class thereof may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The performance of the Fund or class thereof will fluctuate in response to market conditions and other factors.

2.       PERFORMANCE CALCULATIONS

The performance of the Fund or class thereof may be quoted in terms of total return. Tables 1 through 3 in Appendix C include performance information for the Fund or class thereof.

3.       TOTAL RETURN CALCULATIONS

The total return of the Fund or class thereof shows that Fund's or class' overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

Total return figures are based on amounts invested in the Fund or class thereof net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

A.       AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, the Fund or class thereof:
(1) determines the growth or decline in value of a hypothetical historical investment in the Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund or class.

Average annual total return before taxes on distributions and/or the sale of Fund or class shares is calculated according to the following formula:

         P(1+T)n = ERV

         Where:

                  P      =        a hypothetical initial payment of $1,000
                  T      =        average annual total return
                  n      =        number of years
                  ERV    =        ending redeemable  value: ERV is the value, at the end of the applicable  period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Average annual total return, after taxes on distributions, but before taxes on the sale of Fund or class shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[D]

         Where:

                  P =             hypothetical initial payment of $1,000;
                  T =             average annual total return (after taxes on distributions);
                  n =             period covered by the computation, expressed in years.
                  ATV[D] =        ending value of a hypothetical $1,000  payment made at the beginning of the 1-,
                                  5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions
(e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent re-characterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.

Average annual total return, after taxes on distributions and sale of Fund or class shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[DR]

         Where:

                  P =             hypothetical initial payment of $1,000;
                  T =             average annual total return (after taxes on distributions and sale of Fund shares);
                  n =             period covered by the computation, expressed in years.
                  ATV[DR]=        ending value of a hypothetical $1,000 payment made at the beginning of the 1-,
                                  5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares.


The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. The
Fund or class does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


                                       11


Because average annual total returns tend to smooth out variations in the Fund's or class' returns, shareholders should recognize that they are not the same as actual year-by-year results.

B.       OTHER MEASURES OF TOTAL RETURN


Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, a fund or class may quote unaveraged or cumulative total returns, which reflect the Fund's or class' performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.


Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a fund's front-end sales charge or contingent deferred sales charges.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:

                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

4.       OTHER MATTERS

The Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund or class over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the Fund or class as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund or class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                         SYSTEMATIC                                SHARE                            SHARES PURCHASED
       PERIOD            INVESTMENT                                PRICE

         1                  $100                                    $10                                   10.00
         2                  $100                                    $12                                   8.33
         3                  $100                                    $15                                   6.67
         4                  $100                                    $20                                   5.00
         5                  $100                                    $18                                   5.56
         6                  $100                                    $16                                   6.25
                      ------------------                     ------------------                     ------------------
     Total Invested:        $600             Average Price:       $15.17             Total Shares:        41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

1.       TRUSTEES AND OFFICERS

The Trustees and officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Adviser or other service providers. The names of the Trustees and officers of the Trust, their position with the Trust, address, length of service to the Trust, date of birth and principal occupations during the past five years are set forth below. The table also includes information concerning the number of portfolios overseen by each Trustee within the same fund complex, which includes four other investment companies for which Forum Financial Group, LLC provides services, as well as information regarding other trusteeships/directorships held by each Trustee.

--------------------------- ----------- --------------- ------------------------------ --------------- -----------------
                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                            FUND             OTHER
                            POSITION       LENGTH OF        PRINCIPAL OCCUPATION(S)        COMPLEX       TRUSTEESHIPS
          NAME,             WITH THE         TIME                  DURING                OVERSEEN BY   HELD BY TRUSTEES
     AGE AND ADDRESS          TRUST         SERVED(2)           PAST 5 YEARS               TRUSTEE
--------------------------- ----------- --------------- ------------------------------ --------------- -----------------
INTERESTED TRUSTEES
--------------------------- ----------- --------------- ------------------------------ --------------- -----------------
John Y. Keffer(1)           Chairman    1989-Present    Member and Director,                 31           Chairman/
Born:  July 15, 1942        President                   Forum Financial Group,                            President,
Two Portland Square                                     LLC (a mutual fund                               Monarch Funds
Portland, ME 04101                                      services holding company)
                                                        Director, various affiliates
                                                        of Forum Financial Group,
                                                        LLC including Forum Fund
                                                        Services, LLC (Trust's
                                                        underwriter)
                                                        Chairman/President of two
                                                        other investment companies
                                                        within the fund complex
--------------------------- ----------- --------------- ------------------------------ --------------- -----------------
DISINTERESTED TRUSTEES
--------------------------- ----------- --------------- ------------------------------ --------------- -----------------
Costas Azariadis            Trustee     1989-Present    Professor of Economics,              29              None
Born:  February 15, 1943                                University of California-Los
Department of Economics                                 Angeles
University of California                                Visiting Professor of
Los Angeles, CA 90024                                   Economics, Athens University
                                                        of Economics and Business
                                                        1998 - 1999
                                                        Trustee of one other
                                                        investment company within
                                                        the fund complex
--------------------------- ----------- --------------- ------------------------------ --------------- -----------------
James C. Cheng              Trustee     1989-Present    President, Technology                29              None
Born:  July 26, 1942                                    Marketing Associates
27 Temple Street                                        (marketing company for small
Belmont, MA 02718                                       and medium sized businesses
                                                        in New England)
                                                        Trustee of one other
                                                        investment company within
                                                        the fund complex
--------------------------- ----------- --------------- ------------------------------ --------------- -----------------
J. Michael Parish           Trustee     1989-Present    Partner, Wolfe, Block,               29              None
Born:  November 9, 1943                                 Schorr and Solis-Cohen LLP
250 Park Avenue                                         (law firm) since 2002
New York, NY 10177                                      Partner, Thelen Reid &
                                                        Priest LLP (law firm) since
                                                        1995
                                                        Trustee of one other
                                                        investment company within
                                                        the fund complex
--------------------------- ----------- --------------- ------------------------------ --------------- -----------------

(1)      John  Y.  Keffer   indirectly   controls  the  entities  that   provide
administration,  distribution,  fund  accounting,  transfer agency and custodial services to the Trust.  Mr. Keffer also  indirectly  controls  Forum  Investment
Advisors, LLC, the investment adviser to certain Trust series.


(2) Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified.


                                       14


--------------------------- ----------- ------------ -------------------------------- -------------- -------------------
                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                            FUND             OTHER
                            POSITION       LENGTH OF        PRINCIPAL OCCUPATION(S)        COMPLEX       TRUSTEESHIPS
          NAME,             WITH THE         TIME                  DURING                OVERSEEN BY   HELD BY TRUSTEES
     AGE AND ADDRESS          TRUST         SERVED(1)           PAST 5 YEARS               TRUSTEE
--------------------------- ----------- ------------ -------------------------------- -------------- -------------------
         OFFICERS
--------------------------- ----------- ------------ -------------------------------- -------------- -------------------
Thomas G. Sheehan           Vice         2000-       Director of Business             N/A            N/A
Born:  July 15, 1954        President/   Present     Development, Forum Financial
Two Portland Square         Assistant                Group, LLC since 2001
Portland, ME 04101          Secretary                Managing Director and Counsel,
                                                     Forum Financial Group, LLC
                                                     from 1993 to 2001
--------------------------- ----------- ------------ -------------------------------- -------------- -------------------
Lisa J. Weymouth            Vice         2001-       Director and Manager, Forum      N/A            N/A
Born:  May 4, 1968          President/   Present     Shareholder Services, LLC
Two Portland Square         Assistant                (transfer agent)
Portland, Maine  04101      Secretary                Director, Forum
                                                     Administrative Services, LLC
                                                     (mutual fund administrator)
                                                     since 2001
--------------------------- ----------- ------------ -------------------------------- -------------- -------------------

Stacey E. Hong              Treasurer   2002-        Director, Forum Accounting       N/A            N/A
Born:  May 10, 1966                     Present      Services, LLC since 1992
Two Portland Square                                  Treasurer of three other
Portland, ME 04101                                   investment companies within

                                                     the fund complex
--------------------------- ----------- ------------ -------------------------------- -------------- -------------------
Leslie K. Klenk             Secretary   1998-        Counsel, Forum Financial         N/A            N/A
Born:  August 24, 1964                  Present      Group, LLC since 1998
Two Portland Square                                  Associate General Counsel,
Portland, ME 04101                                   Smith Barney Inc. (brokerage
                                                     firm) 1993 - 1998 Secretary
                                                     of one other investment
                                                     company within the fund
                                                     complex
--------------------------- ----------- ------------ -------------------------------- -------------- -------------------


(1) Each officer holds office until he or she resigns, is removed or a successor is elected and qualified.


2.       TRUSTEE OWNERSHIP IN THE FUND AND FAMILY OF INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- --------------------------------------

                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN   AS OF DECEMBER 31, 2002 IN ALL FUNDS
                                          THE FUND AS OF DECEMBER 31, 2002         OVERSEEN BY TRUSTEE IN THE SAME
              TRUSTEES                                                             FAMILY OF INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEES

------------------------------------- ----------------------------------------- --------------------------------------
John Y. Keffer                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
Costas Azariadis                                        None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
James C. Cheng                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
J. Michael Parish                                       None                                    None
------------------------------------- ----------------------------------------- --------------------------------------

3.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES


As of December 31, 2002, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.


4.       INFORMATION CONCERNING TRUST COMMITTEES

A.       AUDIT COMMITTEE

The Trust's Audit Committee consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

B.       NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Disinterest Trustees recommended by security holders.

C.       VALUATION COMMITTEE

The Trust's Valuation Committee consists of Messrs. Keffer and Cheng, any two officers of the Trust, and a senior representative of the Trust's investment adviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board.

5.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table sets forth annualized estimated fees to be paid to each Trustee by the Fund and the Fund Complex, which includes all series of the Trust and four other investment companies for which Forum Financial Group, LLC provides services for the fiscal year ended May 31, 2003.


------------------------- ---------------------- ---------------------- ---------------------- ----------------------
                                                                                                        TOTAL
                                                                                                    COMPENSATION
                                COMPENSATION                                                       FROM TRUST AND
        TRUSTEE                  FROM FUND               BENEFITS              RETIREMENT           FUND COMPLEX
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

John Y. Keffer                $     0.00           $          0               $       0            $         0.00
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Costas Azariadis                 2084.00                      0                       0                $18,000.00
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
James C. Cheng                   2084.00                      0                       0                $18,000.00
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
J. Michael Parish                2084.00                      0                       0                $18,000.00

------------------------- ---------------------- ---------------------- ---------------------- ----------------------

6.       INVESTMENT ADVISERS

A.       SERVICES OF ADVISER AND SUB-ADVISER


The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.


Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of the Adviser, the Sub-Adviser makes decisions regarding the investment and reinvestment of the Fund's assets.


B.       OWNERSHIP


1.       ADVISER

The Adviser is a fully owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a fully owned subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998.

2.       SUB-ADVISER

The Sub-Adviser was organized as a limited partnership in 2001. Glenmede Trust Company and Philadelphia International Partners LP are the limited partner and general partner of the Sub-Adviser. The primary business address of Glenmede Trust Company and Philadelphia International Partners LP is One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, PA 19103. Glenmede Trust Company, a wholly owned subsidiary of Glenmede Corporation, is a limited purpose trust company that provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Andrew B. Williams and James S. Lobb are the limited partners in Philadelphia International Partners LP. AB Williams Company LLC is the general partner in Philadelphia International Partners LP.


C.       FEES

The Adviser's fee is calculated as a percentage of the Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

D.       OTHER PROVISIONS OF ADVISORY AGREEMENT

The Advisory Agreement remains in effect for a period of one year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

E.       ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL

1.       ADVISORY AGREEMENT APPROVAL

In approving the Advisory Agreement with respect to the Fund, the Board, including the Disinterested Trustees, noted that Brown is the investment adviser to three other Trust series and in addition, manages, collectively with its affiliates, approximately $3.9 billion in separate account assets. The Board, including the Disinterested Trustees, considered the nature and quality of services to be provided to the Fund, including information provided by the
Adviser regarding personnel proposed to service the Fund as well as the Adviser's compliance program. The Board also reviewed the SEC's recent examination report of the Adviser and concluded that report did not raise any regulatory concerns with respect to the Adviser's management of the Fund. The Board was also informed that the Adviser had not experienced any material code of ethics violations over the last twelve months. The Board also reviewed the Adviser's most recent financial statements and concluded that the Adviser was financially able to support the services contemplated under the Advisory Agreement. The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds. The Board noted that although the Adviser's gross fee was higher than the mean and median fees charged by advisers of similar mutual funds, the Adviser's net fee, after a contractual waiver, will be lower than mean and median net fees received by such advisors. Finally, the Board reviewed the Adviser's best execution practices and trading policies, including projected average commissions per trade to be charged to the Fund.


After requesting and reviewing the above details as well as certain other additional information, the Board concluded that the approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.


2.       SUB-ADVISORY AGREEMENT APPROVAL

The Board, including the Disinterested Trustees, considered the nature and quality of services to be provided to the Fund, including information provided by the Sub-Adviser regarding the employment history of the personnel proposed to service the Fund as well as the Adviser's compliance program. The Board also noted the Sub-Adviser's principal business was international investing (including its predecessor) international investment experience and the fact that international investing is its sole business. The Board was also informed that the Adviser had not experienced any material code of ethics violations over the last twelve months. The Board also reviewed the Adviser's most recent financial statements and concluded that the Adviser was financially able to support the services contemplated under the Advisory Agreement. Finally, the Board reviewed the Adviser's best execution practices and trading policies, including information recording projected commissions on Fund trades.

After requesting and reviewing the above details as well as certain other additional information, the Board concluded that the approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.


4.       DISTRIBUTOR

A.       SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund. Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.


Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of A Shares of the Fund. Table 2 in Appendix B shows the aggregate sales charges paid to FFS, the amount of sales charge reallowed by FFS, and the amount of sales charge retained by FFS. The data are for the past three years (or shorter depending on the Fund's commencement of operations).


B.       OTHER PROVISIONS OF THE DISTRIBUTION AGREEMENT

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

C.       DISTRIBUTION PLAN - A SHARES OF BROWN ADVISORY INTERNATIONAL FUND

In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for A Shares of the Fund which provides for payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of A Shares as compensation for FFS's services as distributor.

The Plan provides that FFS may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of the Fund's A Shares to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan ("Qualified Trustees"). In addition, the Plan requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate FFS for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Qualified Trustees. The Plan may be terminated with respect to the Fund class at any time by the Board, by a majority of the Qualified Trustees or by that class' shareholders.

Table 3 in Appendix B shows the dollar amount of fees payable by the Fund to FFS or its agents, the amount of fees waived by FFS or its agents and the actual fees received by FFS and its agents under the Plan. This information is provided for the past three years (or shorter period depending on the Fund's commencement of operations).

4.       OTHER FUND SERVICE PROVIDERS

A.       ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets and 0.075% of the Fund's average daily net assets in excess of $100 million, subject to a minimum fee of $40,000. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

B.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.


For its services, FAcS receives from the Fund a monthly fee of $3,000, $1,000 for each class above one and certain surcharges based upon the Fund's asset level as well as the number and type of the Fund's portfolio transactions and positions. The Fund also pays FAcS a yearly fee of $3,000 for tax preparation services. The fees paid to FAcS are accrued daily by the Fund and are paid monthly based, in part, on transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

C.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, FSS receives a fee from the Fund a monthly fee of $1,500 plus $1,000 per month for each additional class above one. The Fund also pays FSS an annual per account fee of $25 per open shareholder account and $5 per closed shareholder account. The fees paid to FSS are accrued daily by the Fund and paid monthly.


The Transfer Agency Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FFS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 6 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

CUSTODIAN. As custodian, pursuant to an agreement with the Trust, Forum Trust LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.


For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL. Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 pass upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT  AUDITORS.  Deloitte & Touche,  200  Berkeley  Street,  14th  Floor,
Boston, Massachusetts 02116, independent auditors, have been selected as independent auditors for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

1.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Sub-Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Sub-Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

2.       COMMISSIONS PAID

Table 7 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES


The Sub-Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Sub-Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Sub-Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Sub-Adviser seeks "best execution" for all portfolio transactions. This means that the Sub-Adviser seeks the most favorable price and execution available. The Sub-Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.


4.       CHOOSING BROKER-DEALERS


The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Sub-Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Sub-Adviser's duties, the Sub-Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).


5.       OBTAINING RESEARCH FROM BROKERS

The Sub-Adviser may give consideration to research services furnished by brokers to the Sub-Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Sub-Adviser's own internal research and investment strategy capabilities. This research may be used by the Sub-Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Sub-Adviser in connection with the Fund. The Sub-Adviser's fees are not reduced by reason of the Sub-Adviser's receipt of research services.

The Sub-Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Sub-Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Sub-Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Sub-Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Sub-Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Sub-Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Sub-Adviser's clients and the Fund's investors.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Sub-Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Sub-Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

6.       COUNTERPARTY RISK

The Sub-Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

7.       TRANSACTIONS THROUGH AFFILIATES

The Sub-Adviser may effect transactions through affiliates of the Sub-Adviser or the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

8.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Sub-Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Sub-Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the
Sub-Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

9.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

10.      SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.


Table 8 in Appendix B lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of the Fund's holdings at those securities as of the Fund's most recent fiscal year.

PURCHASE AND REDEMPTION INFORMATION
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1.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.


The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

2.       ADDITIONAL PURCHASE INFORMATION

Shares of the Fund or class thereof are sold on a continuous basis by the distributor at net asset value ("NAV") plus any applicable sales charge. Accordingly, the offering price per share of the Fund or class may be lower than the Fund's or class' NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

3.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

4.       UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

5.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

6.       ADDITIONAL REDEMPTION INFORMATION


You may redeem Fund shares or class shares at NAV minus any applicable sales charge. Accordingly, the redemption price per share of the Fund or class may be lower than the Fund's or class' NAV. The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

7.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

8.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

9.       NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

10.      DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

11.      INITIAL SALES CHARGES (A SHARES ONLY)

A.       REDUCED SALES CHARGES

You may qualify for a reduced sales charge on purchases of the Fund's A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). If you qualify under the ROA, the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous fund business day) of shares that you already hold in the Fund's A Shares or A Shares of other Trust series managed by the Adviser. To qualify for ROA on a purchase, you must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares within a period of 13 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund's A Shares an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

B.       ELIMINATION OF INITIAL SALES CHARGES

No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

     o A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC
     o Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee

     o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser and its affiliates, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative

     o Any person who has, within the preceding 90 days, redeemed Fund shares and completes a reinstatement form upon investment (but only on purchases in amounts not exceeding the redeemed amounts)

     o Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for the Fund

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

1.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY


The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.


The tax year end of the Fund is May 31 (the same as the Fund's fiscal year end).

2.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

3.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

4.       FUND DISTRIBUTIONS


The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.


Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


5.       CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS


For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.


Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.


Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Fund could elect to "mark-to market" stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% and calendar year distribution requirements described above.

6.       FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


7.       SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

8.       BACKUP WITHHOLDING


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 30% of distributions, and the proceeds of redemptions of shares, paid to you if you: (1) have failed to provide its correct taxpayer identification number; (2) are subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your federal income tax liability or refunded.


9.       FOREIGN SHAREHOLDERS


If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

10.      STATE AND LOCAL TAXES


The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.


11.      FOREIGN INCOME TAX


Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against U.S. federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

OTHER MATTERS
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1.       THE TRUST AND ITS SHAREHOLDERS

A.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                       Fountainhead Special Value Fund
Brown Advisory Value Equity Fund(1)             Investors Bond Fund
Brown Advisory Growth Equity Fund               Maine TaxSaver Bond Fund
Brown Advisory Intermediate Bond Fund(1)        Mastrapasqua Growth Value Fund
Brown Advisory International Fund(1)            New Hampshire TaxSaver Bond Fund
Brown Advisory Maryland Bond Fund               Payson Balanced Fund
Brown Advisory Small-Cap Growth Fund(2)         Payson Value Fund
Daily Assets Cash Fund(3)                       Polaris Global Value Fund
Daily Assets Government Fund(3)                 Shaker Fund(5)
Daily Assets Government Obligations Fund(3)     TaxSaver Bond Fund
Daily Assets Treasury Obligations Fund(4)       The Advocacy Fund
DF Dent Premier Growth Fund                     Winslow Green Growth Fund

(1) The Trust offers shares of beneficial interest in an institutional and A share class of this series.
(2) The Trust offers shares of beneficial interest in an institutional, A and B share class of this series.
(3) The Trust offers shares of beneficial interest in an institutional, institutional service and investor share class of these series.
(4) The Trust offers shares of beneficial interest in an institutional and institutional service share class of this series.
(5) The Trust offers shares of beneficial interest in an intermediary, A, B and C share classes of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

B.       SERIES AND CLASSES OF THE TRUST.

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance. For more information on any other class of shares of the Fund, investors may contact FSS.

C.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

D.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

D.       FUND OWNERSHIP


As of January 27, 2003, the percentage of Fund shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of the Fund (or of the Trust), the table reflects "N/A" for not applicable.


------------------------------------------------- ----------------------- ----------------------- -------------------------
                                                  NUMBER OF SHARES        PERCENTAGE OF CLASS     PERCENTAGE OF FUND
                                                  OWNED                   OWNED                   SHARES OWNED
------------------------------------------------- ----------------------- ----------------------- -------------------------
Institutional Shares                              N/A                     N/A                     N/A
------------------------------------------------- ----------------------- ----------------------- -------------------------

------------------------------------------------- ----------------------- ----------------------- -------------------------
A Shares                                          N/A                     N/A                     N/A

Also as of that date, certain shareholders of record owned 5% or more of the shares of the Fund. Shareholders known by the Fund to own beneficially 5% of a class of shares of the Fund are listed in Table 9 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of January 27, 2003, the following shareholders may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.

CONTROLLING PERSON INFORMATION

------------------------------------ ---------------------------------- ------------------ -------------------
                                                                            NUMBER OF         PERCENTAGE OF
                                             NAME AND ADDRESS              SHARES OWNED         FUND OWNED
------------------------------------ ---------------------------------- ------------------ -------------------
Institutional Shares                 Forum Financial Group, LLC                 1                  100%
                                     Two Portland Square
                                     Portland, Maine 04101
------------------------------------ ---------------------------------- ------------------ -------------------
A Shares                                           N/A                         N/A                  N/A


Forum Financial Group, LLC is a Delaware limited liability company indirectly controlled by John Y. Keffer, the Chairman of the Trust. As of January 27, 2003, and prior to the public offering of the Fund, Forum Financial Group, LLC or its affiliates owned 100% of Institutional Shares of the Fund and may be deemed to control that class and the Fund. It is not expected that Forum Financial Group, LLC will continue to control the Fund or the Fund's Institutional Shares after its public offering.

E.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

F.       CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and FFS have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.

2.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

3.       FINANCIAL STATEMENTS

There are no financial statements for the Fund as the Fund did not commence operations prior to the date of this Statement of Additional Information.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA        Bonds,  which are rated Ba, are judged to have  speculative  elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds, which are rated Caa, are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

          Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S & P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC        An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

          INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

          SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C         This is the lowest  rated  class of  preferred  or  preference  stock.
          Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S & P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C         A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S & P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following tables show the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

                                                 ADVISORY FEE             ADVISORY FEE            ADVISORY FEE
                                                    PAYABLE                  WAIVED                 RETAINED
                                                      N/A                     N/A                      N/A

Advisory fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 2 - SALES CHARGES - A SHARES ONLY

The following table will show the dollar amount of aggregate sales charge paid to FFS, the amount retained, and the amount reallowed to financial institutions in connection with purchases of the Fund's A Shares.

                                                AGGREGATE SALES              AMOUNT                  AMOUNT
A SHARES                                            CHARGE                  RETAINED                REALLOWED
                                                      N/A                     N/A                      N/A

Sales charge information is not provided because the Fund's A Shares had not commenced operations prior to the date of this SAI.

TABLE 3 - RULE 12B-1 FEES - A SHARES ONLY

The following table will show the dollar amount of fees payable to FFS by the Fund, the amount of fee that was waived by FFS, if any, and the actual fees received by FFS.

                                                      FEE                     FEE                      FEE
A SHARES                                            PAYABLE                  WAIVED                 RETAINED
   N/A                                                N/A                     N/A                      N/A

Rule 12b-1 fee information is not provided because the Fund's A Shares had not commenced operations prior to the date of this SAI.


                                      B-1


TABLE 4 - ADMINISTRATION FEES

The following tables show the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

                                                ADMINISTRATION           ADMINISTRATION          ADMINISTRATION
                                                  FEE PAYABLE              FEE WAIVED             FEE RETAINED
                                                      N/A                     N/A                      N/A

Administration fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 5 - ACCOUNTING FEES

The following tables show the dollar amount of fees paid to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

                                                ACCOUNTING FEE           ACCOUNTING FEE          ACCOUNTING FEE
                                                    PAYABLE                  WAIVED                 RETAINED
                                                      N/A                     N/A                      N/A

Accounting fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 6 - TRANSFER AGENCY FEES

The following tables show the dollar amount of fees payable to FSS with respect to the Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

                                                TRANSFER AGENCY         TRANSFER AGENCY          TRANSFER AGENCY
                                                  FEE PAYABLE              FEE WAIVED             FEE RETAINED
                                                      N/A                     N/A                      N/A

Transfer agency fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 7 - COMMISSIONS

The following table shows the aggregate brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                                                                  TOTAL               % OF
                                                                BROKERAGE          BROKERAGE             % OF
                                                               COMMISSIONS        COMMISSIONS        TRANSACTIONS
                                               TOTAL         ($) PAID TO AN        PAID TO AN         EXECUTED BY
                                             BROKERAGE        AFFILIATE OF        AFFILIATE OF      AN AFFILIATE OF
                                            COMMISSIONS        THE FUND OR        THE FUND OR         THE FUND OR
                                                ($)              ADVISER            ADVISER             ADVISER
                                                N/A                N/A                N/A                 N/A

COMMISSION information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following tables list the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

REGULAR BROKER OR DEALER                                              VALUE HELD

Information regarding securities of regular broker/dealers held is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 9 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of January 27, 2003.


NAME AND ADDRESS                     SHARES         % OF CLASS         % OF FUND
Institutional Shares
Forum Financial Group, LLC             1               100%               100%
Two Portland Square
Portland, Maine 04101

APPENDIX C - PERFORMANCE DATA
--------------------------------------------------------------------------------

Fund performance is not included as the Fund had not commenced operations prior to the date of this SAI.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Small-Cap Growth Fund and Brown Advisory Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).

   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to Brown
          Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (9) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

   (10) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (11) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

   (12) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

   (13) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond fund and TaxSaver Bond Fund dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).


   (14) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Intermediate Bond Fund, Brown Advisory International Fund and Brown Advisory Value Equity Fund dated September 19, 2002 (as amended November 18, 2002) (Exhibit filed herewith).

   (15) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP relating to Brown Advisory International Fund (Exhibit filed herewith).


   (16)   Form  of  Investment   Advisory  Agreement  between  Forum  Investment
          Advisors, LLC relating to Treasury Cash Fund, Government Cash Fund and Cash Fund will be filed by later amendment.

(e)(1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).


   (2) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A, B and C Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory International Fund
          (Institutional and A Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund
          (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated February 28, 1999, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(7)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).


(f)       None.

(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, Brown Advisory
          Small-Cap  Growth  Fund  (Institutional,  A,  B and C  Shares),  Brown
          Advisory  Value  Equity  Fund  (Institutional  and  A  Shares),  Brown
          Advisory  Growth  Equity  Fund  (Institutional  and A  Shares),  Brown
          Advisory  International  Fund  (Institutional  and  A  Shares),  Brown
          Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, The Advocacy Fund, and Winslow Green Growth Fund dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A, B and C Shares), Brown
          Advisory  Value  Equity  Fund  (Institutional  and  A  Shares),  Brown
          Advisory  Growth  Equity  Fund  (Institutional  and A  Shares),  Brown
          Advisory International Fund (Institutional and A Shares), Brown Advisory Maryland Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, The Advocacy Fund, and Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
          (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, Brown Advisory
          Small-Cap  Growth  Fund  (Institutional,  A,  B and C  Shares),  Brown
          Advisory  Value  Equity  Fund  (Institutional  and  A  Shares),  Brown
          Advisory  Growth  Equity  Fund  (Institutional  and A  Shares),  Brown
          Advisory  International  Fund  (Institutional  and  A  Shares),  Brown
          Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, Brown Advisory
          Small-Cap  Growth  Fund  (Institutional,  A,  B and C  Shares),  Brown
          Advisory  Value  Equity  Fund  (Institutional  and  A  Shares),  Brown
          Advisory  Growth  Equity  Fund  (Institutional  and A  Shares),  Brown
          Advisory  International  Fund  (Institutional  and  A  Shares),  Brown
          Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(b) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A, B and C Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown
          Advisory  International  Fund  (Institutional  and  A  Shares),  Brown
          Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated May 19, 1998, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(c) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).


   (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets
          Government Fund (Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service,
          Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

   (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

   (6) Shareholder Service Plan of Registrant dated March 1, 2000 (as amended November 18, 2002) relating to Brown Advisory Small-Cap Growth Fund (B Shares) (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 122 via EDGAR on December 13, 2002, accession number 0001004402-02-000556).

   (7) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (9) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

   (11) Form of Shareholder Service Agreement relating to Treasury Cash Fund (Institutional, Investor and Service Shares), Government Cash Fund (Institutional, Institutional Service, Investor and Service Shares) and Cash Fund (Institutional, Institutional Service, Investor and Service Shares) will be filed by later amendment.


   (12)   Contractual  Fee  Waiver  Agreement   between   Registrant  and  Brown
          Investment    Advisory    Incorporated    regarding   Brown   Advisory
          International Fund dated January 27, 2003 (Exhibit filed herewith).

   (13)   Contractual  Fee  Waiver  Agreement   between   Registrant  and  Brown
          Investment Advisory Incorporated regarding Brown Advisory Value Equity Fund dated January 27, 2003 (Exhibit filed herewith).


(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).


   (2) Consent of Seward & Kissel LLP dated January 27, 2003 (Exhibit filed herewith).

(j)       None.

(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan dated January 1, 1999 adopted by Registrant for the Investor Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

   (2) Rule 12b-1 Plan dated August 15, 2000 adopted by Registrant for The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit
          (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (3) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11, 2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).


   (4) Rule 12b-1 Plan dated August 1, 2002 adopted by Registrant for Brown Advisory Small-Cap Growth Fund (A and B Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 115 via EDGAR on July 30, 2002, accession number 0001004402-02-000302).


   (5) Rule 12b-1 Plan for Brown Advisory Fundamental Opportunity Fund (A Shares), Brown Advisory International Fund (A Shares), Brown Advisory Maryland Bond Fund (A Shares) and Brown Advisory Growth Equity Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

   (6) Form of Rule 12b-1 Plan for Treasury Cash Fund (Service and Investor Shares), Government Cash Fund (Service and Investor Shares) and Cash Fund (Service and Investor Shares) will be filed by later amendment.

(n)(1) Rule 18f-3 Plan dated December 5, 1997 (as amended May 19, 1998) adopted by Registrant for Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A and B Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).


   (3) Rule 18f-3 Plan dated August 1, 2002 adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional, A, B, and C Shares) and Brown Advisory Intermediate Bond Fund (Institutional and A Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(3) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

   (4) Rule 18f-3 Plan for Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory International Fund (Institutional and A
          Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

   (5) Form of Rule 18f-3 Plan for Treasury Cash Fund (Institutional, Universal, Preferred, Service and Investor Shares), Government Cash Fund (Institutional, Universal, Preferred, Service and Investor Shares) and Cash Fund (Institutional, Universal, Preferred, Service and Investor Shares) will be filed by later amendment.

(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (8) Code of Ethics adopted by Wells Fargo Fund Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (12) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

   (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

   (14) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

   (15) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01500238).


   (16) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit filed herewith).


Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)       Powers  of  Attorney  for  John Y.  Keffer,  James  C.  Cheng,  Costas
          Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware). Core Trust (Delaware) is a Delaware business trust.

          As of December 3, 2002 Daily Assets Treasury Obligations Fund owned approximately 54.14% of the voting securities of Treasury Cash Portfolio and Daily Assets Government Fund owned approximately 99.99% of the voting securities of Government Portfolio.

ITEM 25.  INDEMNIFICATION

          In accordance  with Section 3803 of the Delaware  Business  Trust Act,
          Section 10.02 of Registrant's Trust Instrument provides as follows:

          10.02. Indemnification

          (a) Subject to the exceptions and limitations contained in Section (b) below:

               (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

               (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
          Person:

               (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

               (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    (A) By the court or other body approving the settlement;

                    (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

          (e) Conditional advancing of indemnification monies under this Section
          5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC ; Forum Investment Advisers, LLC ; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

          "Section 4. Standard of Care. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Investments, LLC; and Trillium Asset Management Corporation provide similarly as follows:

          "Section 5. Standard of Care. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

          With  respect  to  indemnification  of the  underwriter  of the Trust,
          Section 8 of the Distribution Agreement provides:

          (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

          After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

          (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

          (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

          (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

          (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

          (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

          (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

          (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

          (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)       Forum Investment Advisors, LLC

          The description of Forum Investment Advisors, LLC contained in Parts A and B of this Post-Effective Amendment is incorporated by reference herein.

          The description of Forum Investment Advisors, LLC ("FIA") (investment adviser to Treasury Cash Fund, Government Cash Fund and Cash Fund) contained in Parts A and B of Post-Effective Amendment No. 123 (accession number 0001004402-02-000560) to the Trust's Registration Statement, is incorporated by reference herein.

          The description of FIA (investment adviser to Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund) contained in Parts A and B of
          Post-Effective       Amendment      No.115      (accession      number
          0001004402-02-000302) to the Trust's Registration Statement, is incorporated by reference herein.

          The following are the members of FIA including their business connections, which are of a substantial nature.

                           Forum Trust, LLC, Member

          Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. The controlling member of Forum Trust, LLC. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC ("Forum"). Mr. Keffer is also a trustee and/or officer of various registered investment companies for which the various operating subsidiaries of Forum provide services.

          The following chart reflects the officers of FIA including their business connections that are of a substantial nature. The address of Forum Investment Advisors, LLC and its affiliates including Forum is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which Forum provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           FIA
                                              ................................... ...................................
                                              Secretary                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director and Treasurer              FIA
                                              ................................... ...................................
                                              Director                            Forum Trust, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 FIA
                                              ................................... ...................................
                                              Assistant Secretary                 Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      FIA
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 FIA
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies


                                       11


(b)       H.M. Payson & Co.

          The  description of H.M.  Payson & Co.  (investment  adviser to Payson
          Value Fund and Payson  Balanced  Fund)  contained  in Parts A and B of
          Post-Effective     Amendment     No.     115     (accession     number
          0001004402-02-000302)   to  the  Trust's  Registration   Statement  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of H.M. Payson
          &  Co.,  including  their  business   connections,   which  are  of  a
          substantial  nature.  The address of H.M. Payson & Co. is One Portland
          Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William N. Weickert                  Managing Director                    H.M. Payson & Co.

(c)       Austin Investment Management, Inc.

          The  description  of Austin  Investment  Management,  Inc.  ("Austin")
          (investment adviser to Austin Global Equity Fund) contained in Parts A
          and  B  of   Post-Effective   Amendment  No.  116  (accession   number
          0001004402-02-000304)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the director and officer of Austin , including his business connections, which are of a substantial nature.
          The address of Austin is 375 Park Avenue, New York, New York 10152

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin
                                              Secretary

(d)       Brown Investment Advisory Incorporated

          The   description   of   Brown   Investment   Advisory    Incorporated
          ("Brown")(investment adviser to Brown Advisory Intermediate Bond Fund)
          contained  in  Parts  A  and B of  Post-Effective  amendment  No.  117
          (accession number  0001004402-02-000418)  to the Trust's  Registration
          Statement, is incorporated by reference herein.

          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          Small-Cap Growth Fund and Brown Advisory Growth Equity Fund) contained in Parts A and B of Post-Effective amendment No. 116 (accession number
          0001004402-02-000304) and in Parts A and B of Post-Effective amendment
          No. 122 (0001004402-02-000556) to the Trust's Registration Statement, are incorporated by reference herein.


          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          Maryland Bond Fund) contained in Parts A and B of Post-Effective amendment No. 118 (accession number 0001004402-02-000421) and in Parts
          A and B of Post-Effective amendment No. 122 (0001004402-02-000556) to the Trust's Registration Statement, are incorporated by reference herein.

          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          International Fund) contained in Parts A and B of this Post-Effective amendment, to the Trust's Registration Statement is incorporated by reference herein.


          The description of Brown  (investment  advisor to Brown Advisory Value
          Equity Fund)  contained in Parts A and B of  Post-Effective  amendment
          No.  121  (accession  number   0001004402-02-000540)  to  the  Trust's
          Registration Statement is incorporated by reference herein.


                                       12


          The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust
          Company and Brown Capital Holdings,  Inc. is 901 S. Bond Street, Suite
          400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
                                              .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer                            Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary                            Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company

(e)       Polaris Capital Management, Inc.

          The    description    of    Polaris    Capital    Management,     Inc.
          ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of Post-Effective amendment No. 112 (accession number
          0001004402-02-000211)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The  following  chart  reflects the directors and officers of Polaris, including  their  business  connections,  which  are of a  substantial
          nature.  The  address  of  Polaris  is  125  Summer  Street,   Boston,
          Massachusetts  02110  and,  unless  otherwise  indicated  below,  that address is the  principal  business  address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(f)       Mastrapasqua & Associates

          The  description of Mastrapasqua & Associates,  Inc.  ("Mastrapasqua")
          (investment  adviser to  Mastrapasqua  Growth Value Fund) contained in
          Parts A and B of  Post-Effective  amendment No.118  (accession  number
          0001004402-02-000421)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.


                                       13


          The   following   chart   reflects  the   directors  and  officers  of
          Mastrapasqua,  including  their business  connections,  which are of a substantial  nature. The address of Mastrapasqua is 814 Church Street,
          Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated
          below,  that address is the principal  business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager

(g)       Trillium Asset Management Corporation

          The  description  of  Trillium  Asset   Management   Corporation  (the
          "Trillium")  (investment  adviser to The Advocacy  Fund)  contained in
          Parts A and B of  Post-Effective  amendment No. 119 (accession  number
          0001004402-02-000463)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The  following  chart  reflects  the  directors  and  officers  of the
          Trillium,  including  their  business  connections,  which  are  of  a substantial  nature.  The  address  of the  Trillium  is 711  Atlantic
          Avenue,  Boston,   Massachusetts   02111-2809  and,  unless  otherwise
          indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Joan Bavaria                         President, Board of Directors     Trillium
                                              Member, Treasurer
                                              ................................. .....................................
                                              Director                          Coalition for Environmentally
                                                                                Responsible Economies
                                                                                Boston, MA
                                              ................................. .....................................
                                              Director                          Lighthawk
                                                                                San Francisco, CA
                                              ................................. .....................................
                                              Advisory Board                    The Greening of Industry
                                                                                Worcester, MA
         .................................... ................................. .....................................
         Shelley Alpern                       Director, Assistant Vice          Trillium
                                              President
         .................................... ................................. .....................................
         Samuel B. Jones, Jr., CFA            Senior Vice President, Chief      Trillium
                                              Investment Officer
                                              ................................. .....................................
                                              Member                            Standards of Practice Council
                                                                                Association for Investment
                                                                                Management and Research (AIMR)
                                              ................................. .....................................
                                              Director                          Boston Security Analyst Society
                                                                                Boston, MA
         .................................... ................................. .....................................
         F. Farnum Brown, Jr., Ph.D.          Senior Vice President             Trillium
                                                                                353 West Main Street
                                                                                Durham, NC 27701-3215
         .................................... ................................. .....................................
         Lisa Leff, CFA                       Vice President                    Trillium
                                                                                104 South Capital Boulevard
                                                                                Boise, ID 83702-5901
                                              ................................. .....................................
                                              Director                          Verite
                                                                                Amherst, MA
                                              ................................. .....................................
                                              Director (formerly)               Idaho Conservation League
                                              Until 2001                        Boise, ID
                                              ................................. .....................................
                                              Director                          Ten Thousand Villages
                                                                                Boise, ID


                                       14


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Lisa Leff, CFA (cont)                Finance Committee                 ACLU of Idaho
                                                                                Boise, ID
         .................................... ................................. .....................................
         Stephanie R. Leighton, CFA           Vice President                    Trillium
         .................................... ................................. .....................................
         Cheryl I. Smith, CFA                 Vice President                    Trillium
                                              ................................. .....................................
                                              Finance Committee (Director,      Resist
                                              formerly)                         Somerville, MA 02144
         .................................... ................................. .....................................
         Eric Becker, CFA                     Vice President                    Trillium
                                              ................................. .....................................
                                              Director                          Interlock Media, Inc.
                                                                                Cambridge, MA

         .................................... ................................. .....................................
         Linnie McLean                        Senior Vice President             Trillium
                                              ................................. .....................................
                                              Loan Committee                    Boston Community Loan Fund
                                                                                Boston, MA
                                              ................................. .....................................
                                              Board Member                      YWCA, Boston, MA
                                              ................................. .....................................
                                              Chair Investment Committee        YWCA, Boston, MA
         .................................... ................................. .....................................
         Patricia L. Davidson                 Vice President                    Trillium
         .................................... ................................. .....................................
         Diane M. DeBono                      Senior Vice President             Trillium
         .................................... ................................. .....................................
                                              Board Member                      Advent Users Group
                                                                                Columbia, SC
         .................................... ................................. .....................................
         James Crawford, JD                   Board of Directors Member         Trillium
         .................................... ................................. .....................................
         Thomas Gladwin, Ph.D.                Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Professor                         New York University
                                                                                Stern School of Business
                                                                                44 W. 4th Street
                                                                                New York, NY
                                              ................................. .....................................
                                              Max McGraw Professorship of       University of Michigan
                                              Sustainable Enterprise and        Ann Arbor, MI 48109
                                              Associated Directorship
         .................................... ................................. .....................................
         Robert Glassman                      Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Chairman and Co-Chairman          Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
                                              ................................. .....................................
                                              Chairman Investment Committee     The Boston Foundation
                                                                                Boston, MA
         .................................... ................................. .....................................
         Sally Greenberg, JD                  Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Senior Product Safety Counsel     Consumers Union
                                                                                1666 Connecticut Avenue N.W.
                                                                                Washington, DC 20009
                                              ................................. .....................................
                                              Eastern States Civil Rights       Anti-Defamation League
                                              Counsel                           1 Lincoln Plaza
                                                                                Boston, MA
         .................................... ................................. .....................................
         Charles Grigsby                      Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Senior Vice President             Mass Capital Resource Company
                                                                                420 Boylston Street
                                                                                Boston, MA 02116
         .................................... ................................. .....................................
         Milton Moskowitz                     Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Writer                            Mill Valley, CA 94941
         .................................... ................................. .....................................
         Carol O'Cleireacain, Ph.D.           Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Economic Consultant               New York, NY
                                              ................................. .....................................
                                              Senior Fellow                     Brookings Institution, Center on
                                                                                Urban and Metropolitan Policy
                                                                                New York, NY
         .................................... ................................. .....................................
         John Plukas                          Board of Directors Member         Trillium
                                              ................................. .....................................


                                       15


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         John Plukas (cont)                   President and Co-Chairman         Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
                                              ................................. .....................................
                                              Director                          New England Foundation for the Arts
                                                                                Boston, MA
         .................................... ................................. .....................................
         George Rooks                         Portfolio Manager, Board of       Trillium
                                              Directors Member
                                              ................................. .....................................
                                              Director (formerly)               Morland Mold, Inc.
                                              ................................. .....................................
                                              Trustee                           Hillel Academy, Marblehead, MA
                                              ................................. .....................................
                                              President                         Heritage Capital Management
                                                                                63 Franklin Street
                                                                                Boston, MA
         .................................... ................................. .....................................
         Margaret Flinter                     Member, Board of Directors        Trillium
                                              ................................. .....................................
                                              Vice President                    Community Health Center, Inc.
                                              ................................. .....................................
                                              Member, Board of Directors        Dance New England
                                              ................................. .....................................
                                              Member, Board of Directors        HealthRight, Inc.
                                              ................................. .....................................
                                              Member, Liquidating Committee     HealthRight, Inc.
         .................................... ................................. .....................................
         Elliot Sclar, Ph.D.                  Chairman, Board of Directors      Trillium
                                              ................................. .....................................
                                              Professor                         Columbia University School of
                                                                                Architecture, Planning and
                                                                                Preservation
                                                                                New York, NY
                                              ................................. .....................................
                                              Director                          Wainwright Bank & Trust
                                                                                Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
         .................................... ................................. .....................................
         William Torbert, Ph.D.               Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Professor                         Boston College
                                                                                Chestnut Hill, MA

(h)       Wells Fargo Funds Management, LLC

          The   description  of  Wells  Fargo  Funds   Management,   LLC  (Funds
          Management),  a  wholly-owned  subsidiary  of Wells Fargo Bank,  N.A., investment  sub-advisor for the Index  Portfolio,  the series of Wells
          Fargo Core Trust in which  Equity  Index Fund  invests,  contained  in
          Parts A and B of  Post-Effective  amendment No. 108 (accession  number
          0001004402-02-000054)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein. To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years  engaged in any other  business, profession,  vocation or employment of a  substantial  nature,  except that they also hold various  positions with and engage in business for
          Wells Fargo Bank.

(i)       Wells Capital Management Incorporated

          The description of Wells Capital  Management  Incorporated  ("WCM"), a
          wholly-owned   subsidiary  of  Wells  Fargo  Bank,  N.A.,   investment
          sub-advisor  for the Index  Portfolio,  the series of Wells Fargo Core
          Trust in which Equity Index Fund  invests,  contained in Parts A and B
          of    Post-Effective    amendment    No.   108    (accession    number
          0001004402-02-000054)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference  herein. To the knowledge of the Registrant, none of the  directors  or  officers of WCM is or has been at any time during  the past two  fiscal  years,  engaged  in any other  business, profession, vocation or employment of a substantial nature.


                                       16


(j)       Shaker Investments, LLC

          The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective
          Amendment  No.  116  (accession  number  0001004402-02-000304)  to the
          Trust's Registration Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300,
          Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
         .................................... ................................. .....................................
         David Rogers Webb                    Executive Vice President and      Shaker
                                              Director
         .................................... ................................. .....................................
         Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                              Director

(k)       Adams, Harkness & Hill, Inc.

          The description of Adams,  Harkness & Hill, Inc.  ("AHH")  (investment adviser for Winslow  Green Growth Fund)  contained in Parts A and B of
          Post-Effective     Amendment     No.     111     (accession     number
          0001004402-02-000167)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts
          02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................


                                       17


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................


                                       18


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH

(l)       D.F. Dent and Company, Inc.

          The  description  of  D.F.  Dent  and  Company,   Inc.  ("D.F.  Dent")
          (investment  adviser for DF Dent  Premier  Growth  Fund)  contained in
          Parts A and B of  Post-Effective  amendment No. 119 (accession  number
          0001004402-02-000463)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore,
          Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent

(m)       King Investment Advisors, Inc.

          The description of King Investment Advisors, Inc. ("King") (investment adviser to Fountainhead Special Value Fund) contained in Parts A and B
          of    Post-Effective    amendment    No.   109    (accession    number
          0001004402-02-000090)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400,
          Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King


                                       19


(n)       Bainbridge Capital Management, LLC

          The  description  of  Bainbridge  Capital  Management,   LLC,  ("BCM")
          (investment  adviser to Investors  Bond Fund and  TaxSaver  Bond Fund)
          contained  in  Parts  A  and B of  Post-Effective  Amendment  No.  116
          (accession number  0001004402-02-000304)  to the Trust's  Registration
          Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         John Y. Keffer                       Chairman, President                  BCM
                                              .................................... ...................................
                                              Member and Director                  Forum
         .................................... .................................... ...................................
         Jeffrey A. Maffett                   Director/Senior Vice President       BCM
                                              .................................... ...................................
                                              President                            Colonial Banc Corporation
                                                                                   110 West Main Street
                                                                                   Eaton, Ohio 45320
         .................................... .................................... ...................................
         Richard J. Berthy                    Director                             BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342
         .................................... .................................... ...................................
         Richard Baker                        Director                             BCM
                                              .................................... ...................................
                                              Chairman                             Ohio Heritage Bancorp, Inc.
                                                                                   200 Main Street
                                                                                   Coshocton, Ohio 43812
         .................................... .................................... ...................................
         Les C. Berthy                        Director, Vice President and         BCM
                                              Senior Portfolio Manager
                                              .................................... ...................................
                                              Portfolio Manager                    Forum Investment Advisors, LLC
         .................................... .................................... ...................................
         Carl Bright                          Vice President                       BCM
                                              .................................... ...................................
                                              Regional Sales Manager               Forum
         .................................... .................................... ...................................
         Charles F. Johnson                   Treasurer                            BCM
                                              .................................... ...................................
                                              Director and Treasurer               Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Director                             Forum Trust, LLC
                                              .................................... ...................................
                                              Treasurer                            Forum
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... .................................... ...................................
         David I. Goldstein                   Secretary                            BCM
                                              .................................... ...................................
                                              Secretary                            Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Secretary                            Forum
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... .................................... ...................................
         Dana A. Lukens                       Assistant Secretary                  BCM
                                              .................................... ...................................
                                              General Counsel                      Forum
         .................................... .................................... ...................................
         Frederick Skillin                    Assistant Treasurer                  BCM
                                              .................................... ...................................
                                              Assistant Treasurer                  Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... .................................... ...................................
         Nanette K. Chern                     Chief Compliance Officer             BCM
                                              .................................... ...................................
                                              Chief Compliance Officer             Forum

(o)       Philadelphia International Advisors, LP


          The description of Philadelphia  International  Advisors,  LP, ("PIA")
          (Sub-Advisor to Brown Advisory  International Fund) contained in Parts
          A and B of this Post-Effective Amendment, is incorporated by reference herein.



                                       20


          The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street,
          Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         .................................... .................................... ...................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                              .................................... ...................................
                                              Board Member                         Japan America Society of Greater
                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102
         .................................... .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063
         .................................... .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration


                                       21


ITEM 27.  PRINCIPAL UNDERWRITERS

(a)       Forum  Fund  Services,  LLC,  Registrant's   underwriter,   serves  as
          underwriter for the following  investment  companies  registered under the Investment Company Act of 1940, as amended:

          Century Capital Management Trust                ICM Series Trust
          The Cutler Trust                                Monarch Funds
          Forum Funds                                     Sound Shore Fund, Inc.
          Henderson Global Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         John Y. Keffer                        Director                           Chairman, President
         ..................................... .................................. ...................................
         Stacey E. Hong                        Treasurer                          Treasurer

(c)       Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on January 27, 2002.


                                        Forum Funds

                                        By:/s/ John Y. Keffer
                                           -------------------------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on January 27, 2002.


(a)      Principal Executive Officer

         /s/ John Y. Keffer
         ---------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /s/ Stacey E. Hong
         ---------------------------
         Stacey E. Hong
         Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         ---------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/s/ John Y. Keffer
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

     *Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                INDEX TO EXHIBITS


(d)(14) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated.

(d)(15) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP.

(h)(12) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory International Fund.

(h)(13) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Value Equity Fund.

(i)(2)   Consent of Seward & Kissel LLP.

(p)(16)  Code of Ethics of Philadelphia International Advisors, LP.



                                       24